OTHER CURRENT PAYABLES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER CURRENT PAYABLES

9. OTHER CURRENT PAYABLES

Other current payables consisted of the following:

	As of
	December 31, 2025	December 31, 2024
Employee compensation payable	$202,407	$114,312
Interest payable	4,961	-
Other unit payments payable (1)	3,151,511	1,683,713
Others	1,894	227
Total other current payables	$3,360,773	$1,798,252

(1)	Other unit payments payable primarily consist of loans due to Wuxi Jinbang, Beijing Lobo and Xia Xing.

Wuxi Jinbang was formerly a subsidiary of the Company and was disposed of on December 30, 2024. As of December 31, 2025 and 2024, the outstanding balance of interest-free intercompany fund borrowings prior to disposal amounted to $nil and $546,827.

Beijing Lobo was formerly a subsidiary of the Company and was disposed of on April 21, 2025. As of December 31, 2025, the outstanding balance of interest-free intercompany fund borrowings prior to disposal amounted to USD 2,307,686.

Xia Xing was formerly the legal representative and shareholder of Wuxi Jinbang, which was disposed of on December 30, 2024. As of December 31, 2025 and 2024, the outstanding balance of interest-free intercompany fund borrowings prior to disposal amounted to $843,825 and $1,136,886.